ENVIRONMENTAL AND NATURAL RESOURCE DAMAGE LIABILITIES - Schedule of Environmental NRD Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning balance, non-current portion	$ 4,785
Beginning balance, plus: current portion	11,793
Beginning balance	16,578
Expenditures charged to liabilities	(12,082)
Increase in liabilities	3,397
Ending balance	7,893
Ending balance, less: current portion	(4,283)
Ending balance, non-current portion	$ 3,610
Environmental Loss Contingency, Current, Statement Of Financial Position, Extensible Enumeration, Not Disclosed Flag	environmental and NRD liabilities
Environmental Loss Contingency, Noncurrent, Statement Of Financial Position, Extensible Enumeration, Not Disclosed Flag	environmental and NRD liabilities
Environmental Loss Contingency, Statement Of Financial Position, Extensible Enumeration, Not Disclosed Flag	environmental and NRD liabilities